PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Telkomsel - Components (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost	Rp 1,680		Rp 1,449	Rp 1,176
Defined benefit plan actuarial gain (loss) - net of tax	(1,955)	$ (136)	3,596	2,109
Periodic pension benefit cost
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost	1,137		804	840
Periodic pension benefit cost | Telkomsel
Disclosure of defined benefit plans [line items]
Service cost	84		(33)	187
Net interest cost	247		175	127
Net periodic pension benefit cost	331		142	314
Experience adjustments	(324)		(190)	(115)
Changes in financial assumptions	233		(1,082)	(499)
Changes in demographic assumptions			313
Return on plan assets (excluding amount included in net interest expense)	(19)		31	53
Defined benefit plan actuarial gain (loss) - net of tax	Rp (110)		Rp (1,554)	Rp (561)
Discount rate	7.00%	7.00%	6.50%	7.50%
Rate of compensation increases	8.00%	8.00%	8.00%	8.00%